Postretirement Benefits (Estimated Total Future Postretirement Benefit Payments, Net Of Participant Contributions And Estimated Future Medicare Part D Subsidy Receipts) (Details) $ in Millions	Dec. 31, 2016 USD ($)
Non-U.S. Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit Payments, year 1	$ 2
Benefit Payments, year 2	2
Benefit Payments, year 3	1
Benefit Payments, year 4	1
Benefit Payments, year 5	0
Benefit Payments, year 6-10	3
U.S. Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit Payments, year 1	31
Benefit Payments, year 2	29
Benefit Payments, year 3	27
Benefit Payments, year 4	26
Benefit Payments, year 5	24
Benefit Payments, year 6-10	99
Subsidy Receipts, year 1	2
Subsidy Receipts, year 2	1
Subsidy Receipts, year 3	1
Subsidy Receipts, year 4	1
Subsidy Receipts, year 5	1
Subsidy Receipts, year 6-10	$ 6